Right-of-use asset (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Right-of-use Asset
Depreciation expense	$ 26,594	$ 20,034	$ 54,024	$ 79,783	$ 73,396	$ 106,378